Total
Mundoval Fund
Summary Section
Investment Objective
• The Mundoval Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Mundoval Fund Mundoval Fund Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mundoval Fund Mundoval Fund Shares
Management Fees	1.50%
Distribution 12b-1 Fees	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver/Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%
[1]	The Adviser has agreed to waive a portion of its management fee (the “Fee Waiver”) so that the management fee, on an annual basis, does not exceed (i) 1.25% of the Fund’s average daily net assets greater than $25 million and up to and including $75 million, and (ii) 1.00% of the Fund’s average daily net assets greater than $75 million. The Fee Waiver will automatically terminate on April 30, 2024 unless it is renewed by the Adviser. The Adviser may not terminate the Fee Waiver before April 30, 2024.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mundoval Fund | Mundoval Fund Shares | USD ($)	153	476	823	1,801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.42% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal market conditions the Fund invests primarily in common stocks of domestic and foreign large capitalization companies. Large capitalization companies are those with a market capitalization of $10 billion or more. The Fund’s foreign investments consist primarily of American Depositary Receipts (“ADRs”). ADRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The Fund’s investment strategy focuses on value style investing. Value investing focuses on companies that appear to be undervalued according to certain financial measurements of their worth or business prospects. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected return are acquired. The Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Principal Risks of Investing in the Fund Risks in General
Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.mundoval.com or by calling 1-800-595-2877. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 20, 2020) +17.90% Worst Quarter (March 31, 2020) -20.35%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Mundoval Fund	1 Year	5 Years	10 Years
Mundoval Fund Shares	(18.38%)	7.70%	8.12%
Mundoval Fund Shares | After Taxes on Distributions	(18.93%)	7.02%	7.47%
Mundoval Fund Shares | After Taxes on Distributions and Sales	(10.50%)	6.06%	6.49%
MSCI World Index (does not reflect deductions for fees, expenses or taxes)	(18.14%)	6.14%	8.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.